Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts receivable	¥ 616,453	$ 84,454	¥ 533,945
Allowance for credit losses	(142,834)	(19,568)	(132,881)
Accounts receivable, net	¥ 473,619	$ 64,886	¥ 401,064